Investments - Master Trust Investments at Fair Value (Details) - EBP INVSAL - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 5,599,098	$ 4,477,625
Net assets available for benefits	5,105,026	4,063,234
Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	5,599,098	4,477,625
Receivable from Securities Sold, Dividends, and Other	13,506	9,881
Accrued Investment Manager Fees	(3)	(50)
Net assets available for benefits	5,612,601	4,487,456
Plan’s Interest in Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	5,062,619	4,032,422
Receivable from Securities Sold, Dividends, and Other	12,111	8,552
Accrued Investment Manager Fees	0	(15)
Net assets available for benefits	5,074,730	4,040,959
Collective Trust Funds | Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	4,503,842	3,941,764
Collective Trust Funds | Plan’s Interest in Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	4,103,621	3,598,232
Short-Term Investment Funds | Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	607,596	224,827
Short-Term Investment Funds | Plan’s Interest in Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	574,376	190,789
Corning Common Stock | Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	487,273	310,647
Corning Common Stock | Plan’s Interest in Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	384,622	243,401
Preferred Stock | Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	387	387
Preferred Stock | Plan’s Interest in Master Trust Balance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 0	$ 0